NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Nature of Operations

NOTE A - NATURE OF BUSINESS

The First Bancshares, Inc. (the Company) is a bank holding company whose business is primarily conducted by its wholly-owned subsidiary, The First, A National Banking Association (the Bank). The Bank provides a full range of banking services in its primary market area of South Mississippi and Bogalusa, Louisiana. The Company is regulated by the Federal Reserve Bank. Its subsidiary bank is subject to the regulation of the Office of the Comptroller of the Currency (OCC).